Trade payables and others (Details) € in Thousands	Jun. 30, 2023 EUR (€) loan	Dec. 31, 2022 EUR (€)
Disclosure of trade payables and others [Line Items]
Current trade payables	€ 9,868	€ 13,656
Payables on social security and taxes other than income tax	5,327	5,978
Other current payables	1,380	1,260
Current Trade Payables And Others Excluding Payables Related To Capital Expenditures	16,575	20,894
Current Payables Related To Capital Expenditures	2,416	17
Trade payables and others	€ 18,991	€ 20,911
Number of State Guaranteed Loans | loan	2
Agreement with Orega Biotech
Disclosure of trade payables and others [Line Items]
Current Payables Related To Capital Expenditures	€ 2,400